Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Past Due Financing Receivable
Amortized Cost	$ 13,769	$ 13,640
Client Financing Receivables
Past Due Financing Receivable
Amortized Cost	12,531	12,397
Amortized Cost Not Accruing	137	205
Impaired financing receivables, related allowance	122	153
Client Financing Receivables | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	344	312
Amortized Cost > 90 Days and Accruing	208	112
Billed Invoices > 90 Days and Accruing	23	10
Client Financing Receivables | Americas
Past Due Financing Receivable
Amortized Cost	7,281	6,573
Amortized Cost Not Accruing	74	90
Client Financing Receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	272	188
Amortized Cost > 90 Days and Accruing	198	100
Billed Invoices > 90 Days and Accruing	22	6
Client Financing Receivables | EMEA
Past Due Financing Receivable
Amortized Cost	3,546	3,793
Amortized Cost Not Accruing	46	95
Client Financing Receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	52	99
Amortized Cost > 90 Days and Accruing	8	7
Billed Invoices > 90 Days and Accruing	1	2
Client Financing Receivables | Asia Pacific
Past Due Financing Receivable
Amortized Cost	1,704	2,031
Amortized Cost Not Accruing	17	20
Client Financing Receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	20	25
Amortized Cost > 90 Days and Accruing	3	5
Billed Invoices > 90 Days and Accruing	$ 1	$ 2